Segment information (Tables)	3 Months Ended
Mar. 31, 2026
Operating segments [Abstract]
Schedule of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended March 31,
	2026	2025
Revenue:
Social casino games	$76,946	$70,281
iGaming	17,176	13,211
Total Revenue	$94,122	$83,492
Advertising expenses:
Social casino games	$9,134	$7,474
iGaming	5,966	5,066
Total advertising expenses	$15,100	$12,540
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,806	$303
iGaming	900	809
Total depreciation and amortization (including right-of-use assets)	$2,706	$1,112
Interest income:
Social casino games	$4,220	$3,806
iGaming	—	—
Total interest income	$4,220	$3,806
Interest expense:
Social casino games	$476	$447
iGaming	—	2
Total interest expense	$476	$449
Profit before income tax:
Social casino games	$44,724	$33,755
iGaming	(248)	(977)
Total profit before income tax	$44,476	$32,778

Schedule of revenue and noncurrent assets by geographical location
The following table presents our revenue disaggregated based on the geographic location of our players (in thousands):

	Three months ended March 31,
	2026	2025
U.S.	$57,468	$61,014
Canada	4,522	4,550
United Kingdom	16,646	12,213
Germany	8,101	230
International-other	7,385	5,485
Total	$94,122	$83,492
The following table presents non-current assets by geographic regions (in thousands):

	March 31, 2026	December 31, 2025
Korea	$3,148	$2,084
U.S.	418,685	416,102
Europe	87,036	94,165
Total (1)	$508,869	$512,351
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.